PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya Russia Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 49 .2%
Communication Services : 49 .2%
620,000
(1)(2)
Mobile TeleSystems
PJSC
$ —
—
73,700
(1)(2)
Yandex NV - Class A
761,594
49 .2
Consumer Staples : — %
40,000
(1)
Magnit PJSC
—
—
98,200
(1)(2)
X5 Retail Group NV
—
—
Energy : — %
1,967,553
(1)(2)
Gazprom PJSC
—
—
77,800
(1)
Lukoil PJSC
—
—
270,500
(1)
Novatek PJSC
—
—
1,900,000
(1)
Sovcomflot PJSC
—
—
420,000
(1)
Tatneft PJSC
—
—
Financials : — %
800,000
(1)(2)
Renaissance
Insurance Group JSC
—
—
1,085,000
(1)(2)
Sberbank of Russia
PJSC
—
—
2,800,000,000
(1)(2)
VTB Bank PJSC
—
—
Industrials : — %
2,700,000
(1)(2)
Aeroflot PJSC
—
—
Materials : — %
1,655,000
(1)(2)
Alrosa PJSC
—
—
11,000
(1)
MMC Norilsk Nickel
PJSC
—
—
36,100
(1)
PhosAgro PJSC
—
—
3,000,000
(1)(2)(3)
Segezha Group PJSC
—
—
Total Common Stock
(Cost $41,790,891)
761,594
49 .2
PREFERRED STOCK : — %
Energy : — %
410,000
(1)
Tatneft PJSC
—
—
800
(1)
Transneft PJSC
—
—
Financials : — %
310,000
(1)(2)
Sberbank of Russia
PJSC
(2)
—
—
Total Preferred Stock
(Cost $4,326,811)
—
—
Total Long-Term
Investments
(Cost $46,117,702)
761,594
49 .2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 52 .3%
Mutual Funds : 52 .3%
811,374
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.150%
(Cost $811,374)
$ 811,374
52 .3
Total Short-Term
Investments
(Cost $811,374)
811,374
52 .3
Total Investments in
Securities
(Cost $46,929,076) $ 1,572,968 101 .5
Liabilities in Excess
of Other Assets (22,999) (1.5)
Net Assets $ 1,549,969 100.0
(1)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Rate shown is the 7-day yield as of July 31, 2023.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)
2
Voya Russia Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ — $ — $ 761,594 $ 761,594
Consumer Staples — — — —
Energy — — — —
Financials — — — —
Industrials — — — —
Materials — — — —
Total Common Stock — — 761,594 761,594
Preferred Stock — — — —
Short-Term Investments 811,374 — — 811,374
Total Investments, at fair value $ 811,374 $ — $ 761,594 $ 1,572,968
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ —
Gross Unrealized Depreciation (46,117,702)
Net Unrealized Depreciation $ (46,117,702)